Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wanger Advisors Trust
Entity Central Index Key	0000929521
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Wanger Acorn
Shareholder Report [Line Items]
Fund Name	Wanger Acorn
Class Name	Wanger Acorn
Trading Symbol	WUSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Wanger Acorn (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Wanger Acorn	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 505,578,805
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 505,578,805
Total number of portfolio holdings	103
Portfolio tur nov er for the re porti ng period	41%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	1.9%